JANUARY AND MARCH 2012 FINANCING (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Valuation Assumptions Issuance Date [Member] Warrant [Member]	Dec. 31, 2012 Valuation Assumptions Issuance Date [Member] Maximum [Member] Warrant [Member]	Dec. 31, 2012 Valuation Assumptions Issuance Date [Member] Minimum [Member] Warrant [Member]	Dec. 31, 2012 Valuation Assumptions Expiration Date [Member] Warrant [Member]	Dec. 31, 2012 Valuation Assumptions Expiration Date [Member] Maximum [Member] Warrant [Member]	Dec. 31, 2012 Valuation Assumptions Expiration Date [Member] Minimum [Member] Warrant [Member]
Price of the Company's common stock (in dollars per share)	$ 12.40				$ 12.40			$ 17.00
Expected dividend yield	0.00%	0.00%			0.00%			0.00%
Life of warrant		5 years	3 years	2 years		7 years	5 years		6 years 8 months 12 days	4 years 7 months 6 days
Risk-free interest rate	0.91%	0.77%				1.47%	0.89%		1.11%	0.73%
Expected stock price volatility		102.46%	94.00%	73.00%		96.69%	96.68%	95.73%
Expected price at which holders are likely to exercise their warrants					$ 25.00			$ 25.00